UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22033

MFS SERIES TRUST XIV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

May 31, 2013

MFS® INSTITUTIONAL MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

5/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Certificates of Deposit - 18.1%
Major Banks - 9.4%
Bank of Montreal/Chicago Branch, 0.14%, due 7/24/13	$43,605,000	$43,605,000
Bank of Montreal/Chicago Branch, 0.19%, due 7/12/13	64,570,000	64,570,000
Bank of Montreal/Chicago Branch, 0.25%, due 9/09/13	66,355,000	66,355,000
Royal Bank of Canada/New York Branch, 0.16%, due 6/17/13	213,995,000	213,995,000
Toronto-Dominion Holdings (USA), Inc., 0.19%, due 8/01/13	62,310,000	62,310,000

		$450,835,000
Other Banks & Diversified Financials - 8.7%
Branch Banking & Trust Co., 0.14%, due 7/18/13	$76,415,000	$76,415,000
Branch Banking & Trust Co., 0.17%, due 7/19/13	62,420,000	62,420,000
Branch Banking & Trust Co., 0.17%, due 7/24/13	29,000,000	29,000,000
Branch Banking & Trust Co., 0.18%, due 8/02/13	45,165,000	45,165,000
Mizuho Corporate Bank (USA)/New York Branch, 0.16%, due 6/19/13	194,700,000	194,700,000
Mizuho Corporate Bank (USA)/New York Branch, 0.31%, due 6/10/13	13,425,000	13,425,000

		$421,125,000
Total Certificates of Deposit, at Cost and Value		$871,960,000

Commercial Paper (y) - 47.6%
Automotive - 7.4%
American Honda Finance Corp., 0.1%, due 7/23/13	$80,000,000	$79,988,444
American Honda Finance Corp., 0.12%, due 6/07/13	20,000,000	19,999,600
American Honda Finance Corp., 0.12%, due 8/28/13	11,505,000	11,501,625
American Honda Finance Corp., 0.14%, due 7/24/13	20,000,000	19,995,878
American Honda Finance Corp., 0.15%, due 7/17/13	24,000,000	23,995,400
American Honda Finance Corp., 0.16%, due 6/21/13	25,000,000	24,997,778
Toyota Motor Credit Corp., 0.14%, due 7/03/13	102,906,000	102,893,194
Toyota Motor Credit Corp., 0.15%, due 7/09/13	72,235,000	72,223,563

		$355,595,482
Conglomerates - 2.1%
Siemens Capital Corp., 0.15%, due 6/18/13 (t)	$100,000,000	$99,992,917

Consumer Products - 2.1%
Procter & Gamble Co., 0.1%, due 8/13/13 (t)	$22,000,000	$21,995,539
Procter & Gamble Co., 0.11%, due 8/30/13 (t)	79,065,000	79,043,257

		$101,038,796
Financial Institutions - 4.2%
General Electric Capital Corp., 0.1%, due 7/17/13	$59,654,000	$59,646,378
General Electric Capital Corp., 0.18%, due 8/16/13	7,326,000	7,323,216
General Electric Capital Corp., 0.23%, due 7/16/13	133,575,000	133,536,597

		$200,506,191
Food & Beverages - 8.0%
Anheuser-Busch InBev Worldwide, Inc., 0.22%, due 7/25/13 (t)	$14,000,000	$13,995,380
Anheuser-Busch InBev Worldwide, Inc., 0.23%, due 7/02/13 (t)	46,281,000	46,271,834
Anheuser-Busch InBev Worldwide, Inc., 0.24%, due 6/18/13 (t)	13,449,000	13,447,476
Anheuser-Busch InBev Worldwide, Inc., 0.24%, due 7/10/13 (t)	15,000,000	14,996,100
Anheuser-Busch InBev Worldwide, Inc., 0.24%, due 8/21/13 (t)	18,545,000	18,534,986
Coca-Cola Co., 0.12%, due 7/19/13 (t)	28,727,000	28,722,404
Coca-Cola Co., 0.14%, due 6/20/13 (t)	50,000,000	49,996,306

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commercial Paper (y) - continued
Food & Beverages - continued
Coca-Cola Co., 0.14%, due 7/17/13 (t)	$84,753,000	$84,737,839
Coca-Cola Co., 0.15%, due 7/12/13 (t)	35,050,000	35,044,012
Coca-Cola Co., 0.15%, due 8/19/13 (t)	30,550,000	30,539,944
Pepsico, Inc., 0.06%, due 7/24/13 (t)	50,000,000	49,995,583

		$386,281,864
Major Banks - 15.4%
ANZ National (International) Ltd., 0.18%, due 7/11/13 (t)	$35,000,000	$34,993,000
ANZ National (International) Ltd., 0.24%, due 10/09/13 (t)	66,882,000	66,824,036
CBA (Delaware) Finance, Inc., 0.175%, due 6/17/13 (t)	29,590,000	29,587,699
JPMorgan Chase & Co., 0.16%, due 7/23/13	129,246,000	129,216,130
JPMorgan Chase & Co., 0.16%, due 7/25/13	21,464,000	21,458,849
JPMorgan Chase & Co., 0.185%, due 6/04/13	24,280,000	24,279,626
JPMorgan Chase & Co., 0.25%, due 7/15/13	55,037,000	55,020,183
Toronto Dominion Holdings (USA), Inc., 0.15%, due 7/09/13 (t)	168,191,000	168,164,370
Wells Fargo & Co., 0.15%, due 6/04/13	16,471,000	16,470,794
Wells Fargo & Co., 0.15%, due 8/13/13	13,473,000	13,468,902
Wells Fargo & Co., 0.17%, due 6/11/13	147,390,000	147,383,040
Wells Fargo & Co., 0.18%, due 8/13/13	36,160,000	36,146,802

		$743,013,431
Pharmaceuticals - 3.7%
Merck & Co., Inc., 0.1%, due 8/19/13 (t)	$106,600,000	$106,576,607
Pfizer, Inc., 0.04%, due 6/03/13 (t)	72,031,000	72,030,840

		$178,607,447
Retailers - 0.7%
Wal-Mart Stores, Inc., 0.06%, due 6/13/13 (t)	$35,603,000	$35,602,288

Tobacco - 4.0%
Philip Morris International, Inc., 0.06%, due 6/03/13 (t)	$50,000,000	$49,999,833
Philip Morris International, Inc., 0.07%, due 6/17/13 (t)	29,073,000	29,072,095
Philip Morris International, Inc., 0.08%, due 7/16/13 (t)	65,608,000	65,601,439
Philip Morris International, Inc., 0.1%, due 7/22/13 (t)	50,000,000	49,992,917

		$194,666,284
Total Commercial Paper, at Amortized Cost and Value		$2,295,304,700

U.S. Government Agencies and Equivalents (y) - 31.0%
Fannie Mae, 0.06%, due 7/02/13	$29,801,000	$29,799,460
Fannie Mae, 0.07%, due 7/01/13	100,000,000	99,994,167
Federal Home Loan Bank, 0.02%, due 6/03/13	13,790,000	13,789,985
Federal Home Loan Bank, 0.035%, due 6/28/13	50,000,000	49,998,687
Federal Home Loan Bank, 0.058%, due 7/31/13	100,890,000	100,880,247
Federal Home Loan Bank, 0.06%, due 7/03/13	123,902,000	123,895,392
Federal Home Loan Bank, 0.06%, due 7/26/13	8,560,000	8,559,215
Federal Home Loan Bank, 0.065%, due 8/16/13	27,805,000	27,801,184
Federal Home Loan Bank, 0.07%, due 6/05/13	50,000,000	49,999,611
Federal Home Loan Bank, 0.07%, due 7/19/13	137,900,000	137,887,129
Federal Home Loan Bank, 0.07%, due 7/24/13	47,000,000	46,995,156
Federal Home Loan Bank, 0.12%, due 6/19/13	20,375,000	20,373,777
Freddie Mac, 0.109%, due 7/22/13	61,860,000	61,850,448
Freddie Mac, 0.11%, due 6/04/13	50,210,000	50,209,540
U.S. Treasury Bill, 0.005%, due 6/13/13	215,274,000	215,273,641
U.S. Treasury Bill, 0.06%, due 7/11/13	50,000,000	49,996,667

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

U.S. Government Agencies and Equivalents (y) - continued
U.S. Treasury Bill, 0.093%, due 10/10/13	$24,640,000	$24,631,706
U.S. Treasury Bill, 0.098%, due 10/03/13	137,345,000	137,298,875
U.S. Treasury Bill, 0.105%, due 7/05/13	100,000,000	99,990,083
U.S. Treasury Bill, 0.105%, due 7/11/13	100,000,000	99,988,333
U.S. Treasury Bill, 0.12%, due 11/14/13	49,800,000	49,772,444
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$1,498,985,747

Floating Rate Demand Notes - 1.0%
Industrial Revenue - Other - 1.0%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.05%, due 6/03/13	$1,225,000	$1,225,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.06%, due 6/03/13	13,700,000	13,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.06%, due 6/03/13	6,800,000	6,800,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.05%, due 6/03/13	25,100,000	25,100,000
Total Floating Rate Demand Notes, at Cost and Value		$46,825,000

Repurchase Agreements - 2.3%
Merrill Lynch Pierce Fenner & Smith Repurchase Agreement, 0.06%, dated 5/31/13, due 6/03/13, total to be received $112,320,554 (secured by Federal Agency obligations valued at $114,566,496 in an individually traded account), at Cost and Value	$112,320,000	$112,320,000
Total Investments, at Amortized Cost and Value		$4,825,395,447

Other Assets, Less Liabilities - (0.0)%		(393,821)
Net Assets - 100.0%		$4,825,001,626

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $4,825,395,447.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

5/31/13 (unaudited)

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$4,825,395,447	$—	$4,825,395,447

For further information regarding security characteristics, see the Portfolio of Investments.

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2013

*	Print name and title of each signing officer under his or her signature.